Inventories	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Inventories
Inventories

	Dec 31, 2018	Dec 31, 2017
	€m	€m
Raw materials and consumables	81.6	82.9
Work in progress	50.7	41.0
Finished goods and goods for resale	210.2	183.0
Total inventories	342.5	306.9

During the year ended December 31, 2018 €7.1 million (year ended December 31, 2017 €7.6 million, year ended December 31, 2016: €6.4 million) was charged to the Consolidated Statement of Profit or Loss for the write down of inventories.